FAIR VALUE MEASUREMENTS - Fair Value Assets with Unobservable Inputs (Details) - Rabbi Trust investments: $ in Thousands	6 Months Ended
Jun. 30, 2024 USD ($)
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Balance at beginning of period	$ 21,869
Net realized and unrealized losses recognized in earnings	496
Plan contributions	260
Plan distributions	(1,141)
Balance at end of period	21,484
Realized gains	600
Unrealized gains	$ (100)